Summary of significant accounting policies - Schedule of disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregates of revenue
Net revenue	¥ 7,108,238,352	$ 1,030,597,685	¥ 9,165,330,760	¥ 9,601,873,937
Live Streaming
Disaggregates of revenue
Net revenue	6,797,326,921		8,596,599,175	8,852,225,839
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Disaggregates of revenue
Net revenue	190,254,794		464,866,153	645,227,128
Other
Disaggregates of revenue
Net revenue	¥ 120,656,637		¥ 103,865,432	¥ 104,420,970